Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Restatement Does Not Require Recovery [Text Block]	Our Board adopted a clawback policy (the “Clawback Policy”) designed to comply with Section 10D of the Exchange Act, the rules promulgated thereunder, and the listing standards of Nasdaq. The Clawback Policy is available on our website at https://www.procapfinancial.com/.The Clawback Policy provides for the recoupment of certain executive compensation in the event that we are required to prepare an accounting restatement of its financial statements due to material noncompliance with any financial reporting requirement under the federal securities laws. The compensation committee administers the Clawback Policy, and any determinations made by our compensation committee will be final and binding on all affected individuals. The Clawback Policy applies to our current and former executive officers (as determined by the compensation committee in accordance with Section 10D of the Exchange Act, the rules promulgated thereunder, and the listing standards of Nasdaq) and such other senior executives or employees who may from time to time be deemed subject to the Clawback Policy by the compensation committee.